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THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

Dryden Active Allocation Fund
Jennison Equity Opportunity Fund
Jennison Growth Fund
JennisonDryden Asset Allocation Fund
     JennisonDryden Conservative Allocation Fund
     JennisonDryden Moderate Allocation Fund
     JennisonDryden Growth Allocation Fund
Gateway Center Three, 4th Floor
Newark, NJ 07102

                                                               November 24, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: The Prudential Investment Portfolios, Inc. (the "Fund")
              (File No.33-61997)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on November 23, 2004.



                                    THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.



                                    By:  /s/ Deborah A. Docs
                                         -------------------
                                             Deborah A. Docs
                                             Secretary